Warrants - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Mar. 12, 2021	Oct. 04, 2018	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Feb. 04, 2022	Feb. 03, 2022	Sep. 10, 2021	May 25, 2021	Apr. 13, 2021	Jan. 01, 2021	Dec. 29, 2020	Feb. 02, 2020	Jan. 01, 2020
Class of warrant or right, Exercise price of warrants or rights					$ 11.5
Class of warrant or right, Outstanding					15,516,639	15,516,639	15,516,667
Class of warrant or right, Number of securities called by each warrant or right					1
Expenses from liability classified warrants			$ 2.2	$ 83.0
Expenses from equity classified warrants			1.8	$ 0.3
Term Loan [Member]
Debt instrument, Face amount								$ 20.0
Proceeds from issuance of debt			$ 20.0
Energize Ventures Fund [Member]
Class of warrant or right, Exercise price of warrants or rights										$ 0.005
Warrants and rights outstanding, Maturity date										Apr. 13, 2031
ATEL [Member]
Line of credit maximum borrowing capacity		$ 3.0
ATEL [Member] | Series A Three Redeemable Convertible Preferred Stock [Member]
Class of warrant or right, Number of securities called by each warrant or right		188,650
SVB Warrants [Member]
Class of warrant or right, Exercise price of warrants or rights	$ 6.56
Class of warrant or right, Warrants issued during period	53,693
Warrants and rights outstanding, Maturity date	Mar. 12, 2033
Class of warrant or right, Outstanding			161,079
Class of warrant or right, Issued			107,386	53,693
SVB Warrants [Member] | Term Loan [Member]
Class of warrant or right, Exercise price of warrants or rights								$ 10,170,000
Warrants and rights outstanding, Maturity date								Sep. 10, 2033
SVB Warrants [Member] | SVB [Member]
Class of warrant or right, Exercise price of warrants or rights									$ 6.56
Warrants and rights outstanding, Maturity date									Mar. 12, 2033
SVB Warrants [Member] | Two Thousand And Twenty SVB Loan [Member]
Class of warrant or right, Exercise price of warrants or rights												$ 0.88
UPS Warrants [Member] | Series B Preferred Stock Financing [Member]
Class of warrant or right, Exercise price of warrants or rights													$ 0.00005
Common Stock Warrant [Member]
Class of warrant or right, Number of securities called by warrants or rights			2,540,305	1,926,582
Class of warrant or right, Outstanding			2,540,305	1,926,582							1,926,582			1,663,325
Class of warrant or right, Number of securities called by each warrant or right			1
ATEL Series A Three Warrants [Member]
Class of warrant or right, Warrants issued during period		66,625
Warrants and rights outstanding, Maturity date		Oct. 04, 2033
ATEL Series A Three Warrants [Member] | IPO [Member]
Warrants and rights outstanding, Term		5 years
ATEL Series A Three Warrants [Member] | ATEL [Member]
Class of warrant or right, Exercise price of warrants or rights		$ 0.79
Series A Three Warrants [Member]
Class of warrant or right, Number of securities called by each warrant or right			66,625	66,625
Common Stock [Member] | Term Loan [Member]
Class of warrant or right, Number of securities called by warrants or rights								218,494
Common Stock [Member] | Energize Ventures Fund [Member]
Class of warrant or right, Number of securities called by warrants or rights										287,843
Common Stock [Member] | Series B Preferred Stock Financing [Member]
Class of warrant or right, Number of securities called by warrants or rights													209,564
Common Stock [Member] | SVB [Member]
Class of warrant or right, Number of securities called by warrants or rights									53,693
Common Stock [Member] | Two Thousand And Twenty SVB Loan [Member]
Class of warrant or right, Number of securities called by warrants or rights												53,693